SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Allowance for expected credit loss for deposit and other current assets	$ 101	$ 540
Property and equipment, salvage value percentage	0.00%
Impairment of long-lived assets	$ 0	0
Right of use asset	133,048	154,254
Lease liabilities	$ 132,485	154,254
Future minimum rental payments description	The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.25% (2024: 5.875%) plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.75% (2024: 7.375%).
Contract sum upfront collection percentage	40.00%
Allowance for expected credit losses	$ 16,109	20,322
Contract costs, impairment loss	0	0	$ 0
Government grants received		$ 640	$ 23,522